Property and equipment, net	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

6. Property and equipment, net

Property and equipment, net, consist of the following:

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Leasehold improvement	–	585,708	82,274
Electronic equipment	531,097	636,264	89,375
Office furniture	126,013	353,976	49,723
Vehicle	354,635	354,636	49,816
	1,011,745	1,930,584	271,188
Less: accumulated depreciation	(477,719)	(631,634)	(88,726)
Property and equipment, net	534,026	1,298,950	182,462

For the six months ended September 30, 2025 and 2024, the Group recorded depreciation expenses of RMB153,914 (US$21,620) and RMB132,329, respectively. There is no impairment loss recognized for the six months ended September 30, 2025 and 2024.

6. Property and equipment, net

Property and equipment, net, consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvement	210,000	–	–
Electronic equipment	353,665	531,097	74,603
Office furniture	120,986	126,013	17,701
Vehicle	292,035	354,635	49,815
	976,686	1,011,745	142,119
Less: accumulated depreciation	(430,223)	(477,719)	(67,105)
Property and equipment, net	546,463	534,026	75,014

For the years ended March 31, 2025 and 2024, the Group recorded depreciation expenses of RMB256,508 (US$36,031) and RMB146,013, respectively. There is no impairment loss recognized for the years ended March 31, 2025 and 2024.